ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

ANNUAL REPORT
AUGUST 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                 ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

October 29, 1999

Dear Shareholder:

We are pleased to report to you on the performance, investment strategy and outlook for the Alliance Short-Term U.S. Government Fund (the "Fund"). The Fund's objective is to provide investors with high current income consistent with preservation of capital by investing primarily in a portfolio of U.S. government securities.

INVESTMENT RESULTS
The following table provides your Fund's performance during the six- and twelve-month periods ended August 31, 1999. For comparison, we have included the performance for the Lehman Brothers (LB) 1-3 Year Government Bond Index and the LB 3-Month Treasury Bellwether Index. The LB 1-3 Year Government Bond Index provides a broad-based comparison for the Alliance Short-Term U.S. Government Fund, while the LB 3-Month Treasury Bellwether Index is a good narrow-based benchmark given its short-term orientation.

During the six- and twelve-month periods under review, your Fund underperformed its benchmark as a result of the Fund's exposure to non-Treasury securities, in particular mortgage-backed securities. This relatively weak performance reflects a marked increase in the risk premium that investors demand to own assets other than U.S. Treasuries. The combination of considerable new supply and Y2K concerns has created an environment where spreads on non-Treasury securities slowly continue to widen as investors wait on the sidelines for some sign that the environment has changed for the better.


INVESTMENT RESULTS*
Periods Ended August 31, 1999
                                                 TOTAL RETURNS
                                            6 MONTHS      12 MONTHS
                                           ----------    -----------
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
  Class A                                     1.34%          3.18%
  Class B                                     0.81%          2.35%
  Class C                                     0.82%          2.24%

LEHMAN BROTHERS 1-3 YEAR GOVERNMENT
  BOND INDEX                                  1.81%          3.91%

LEHMAN BROTHERS 3-MONTH TREASURY
  BELLWETHER INDEX                            2.41%          4.82%

* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF AUGUST 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS COMPOSED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES WITH MATURITIES OF ONE TO THREE YEARS. THE LEHMAN BROTHERS 3-MONTH TREASURY BELLWETHER INDEX MEASURES PERFORMANCE OF 3-MONTH TREASURY BILLS. U.S. TREASURY SECURITIES ARE GUARANTEED AS TO PRINCIPAL AND INTEREST IF HELD TO MATURITY WHEREAS THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OVERVIEW
During the six-month period ended August 31, 1999, the outlook for the global economy improved. U.S. economic growth downshifted but remained strong, while inflation and unemployment stayed low. With economic activity remaining strong and global liquidity concerns abating, the Federal Reserve adopted a monetary policy tightening bias in May, and subsequently followed with 25 basis-point increases in the Federal Funds rate in June and in August, respectively. For the six months ended


1


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

August 31, 1999, the U.S. yield curve flattened as short- and intermediate-term rates rose more than long-term rates. Two-year U.S. Treasury yields rose from 5.20% to 5.73%, while thirty-year U.S. Treasury yields rose from 5.67% to 6.07%.

During the six-month period ended August 31, 1999, the U.S. bond market declined as the global economic outlook improved and the U.S. Federal Reserve raised interest rates. Among the traditional sectors of the U.S. bond market, asset-backed securities (ABS) recorded the strongest performance while the corporate sector recorded the weakest performance. Rising interest rates, uncertainty regarding future interest-rate policy and expectations of large corporate debt issuance, as corporations prepare for Y2K, hurt corporate bond performance during the period. The ABS sector, in particular securities backed by home equity loans and manufactured housing, performed well over the period as a result of strong investor demand.

INVESTMENT STRATEGY
At the beginning of the six-month period, we reduced the Fund's holdings in short Treasury notes and selectively added in non-agency collateralized mortgage obligations, asset-backed securities, and Government National Mortgage Association adjustable-rate mortgages, expecting these non-Treasury securities to outperform Treasury securities. As spreads tightened, mortgage-backed securities were sold at attractive levels and the proceeds were reinvested in higher-yielding commercial paper. During the summer months, most of the trading in the portfolio was related to hedging activity to minimize the portfolio's exposure to rising interest rates.

OUTLOOK
Current data are consistent with our view that 1999 U.S. growth will be close to 4%. Although slightly higher Consumer Price Index inflation is likely, as previous favorable one-off factors are unwound, accelerating productivity should keep the "lid" on inflation. The market is still holding on to the view that the Fed may engineer another increase in interest rates before year-end, effectively wiping out the 75 basis points of easing after last fall's crisis. While the direction of the dollar could have an impact on U.S. interest rates, we expect interest rates on Treasury notes and bonds to stay below the 6.25% level through year-end.

Over the past several months, all non-Treasury securities have underperformed Treasury securities. We believe spreads are attractive in several sectors of the market, most notably asset-backed securities. Nonetheless, Y2K concerns should keep spreads from tightening significantly through the end of the year.

Thank you for your continued interest and investment in Alliance Short-Term U.S. Government Fund. We look forward to reporting its progress to you in the coming months.

Sincerely,


John D. Carifa
Chairman and President


Jeffrey S. Phlegar
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES      ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

Alliance Short-Term U.S. Government Fund seeks high current income consistent with the preservation of capital and invests primarily in a diversified portfolio of U.S. government securities.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                         3.18%         -1.19%
5 Years                        4.47%          3.56%
Since Inception*               4.29%          3.68%
SEC Yield**                    4.87%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                         2.35%         -0.58%
5 Years                        3.70%          3.70%
Since Inception*(a)            3.67%          3.67%
SEC Yield**                    4.37%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
1 Year                         2.24%          1.27%
5 Years                        3.69%          3.69%
Since Inception*               2.80%          2.80%
SEC Yield**                    4.36%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)
                             CLASS A        CLASS B        CLASS C
                           -----------    -----------    -----------
1 Year                        -1.10%         -0.39%          1.47%
5 Years                        3.70%          3.86%          3.85%
Since Inception*               3.70%          3.56%          2.85%



The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

*    Inception: 5/4/92 Class A and Class B; 8/2/93 Class C.

**   SEC yields are based on SEC guidelines and are calculated on 30 days ended
August 31, 1999.


3


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 8/31/99


$16,000
$14,000
$12,000
$10,000
$8,000

LEHMAN BROTHERS 1-3YEAR GOVERNMENT BOND INDEX: $14,918
LEHMAN BROTHERS 3-MONTH TREASURY BELLWETHER INDEX: $13,953
SHORT-TERM U.S. GOVERNMENT FUND CLASS A: $12,921

  5/31/92  8/31/92  8/31/93  8/31/94  8/31/95  8/31/96  8/31/97  8/31/98
8/31/99


This chart illustrates the total value of an assumed $10,000 investment in Alliance Short-Term U.S. Government Fund Class A shares (from 5/31/92 to 8/31/99) as compared to the performance of appropriate broad-based indexes. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers 1-3 Year Government Bond Index is composed of U.S. government agency and Treasury securities with maturities of one to three years.

The unmanaged Lehman Brothers 3-Month Treasury Bellwether Index measures performance of 3-month U.S. Treasury bills. U.S. Treasury securities are guaranteed as to principal and interest if held to maturity, whereas the value of the Fund's shares will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

When comparing Alliance Short-Term U.S. Government Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Alliance Short-Term U.S. Government Fund
Lehman Brothers 1-3 Year Government Bond Index
Lehman Brothers 3-Month TreasuryBellwether Index

*    Closest month-end after the Fund's Class A share inception date of 5/4/92.


4


PORTFOLIO OF INVESTMENTS
August 31, 1999                         Alliance Short-Term U.S. Government Fund
================================================================================

                             Principal
                              Amount
                               (000)           Value
-----------------------------------------------------
MORTGAGE-RELATED
   SECURITIES - 74.0%
COLLATERALIZED
   MORTGAGE
   OBLIGATIONS - 48.3%
FIXED RATE - 34.4%
Federal Home Loan Banks
   0.00%, 8/04/17..........   $ 6,500    $ 1,519,375
   4.91%, 1/28/00..........     1,500      1,493,906
Federal Home Loan
   Mortgage Corp.
   Series 1361 Cl. 1361 D
   6.00%, 11/15/05.........     1,422      1,416,562
   Series 1997-80 Cl. DA
   6.50%, 3/18/24..........     1,335      1,311,071
   Series 2047 Cl. WA
   6.80%, 8/15/26..........       783        762,995
   Series 2012 Cl. A
   6.90%, 4/15/26..........       638        628,455
   Series 1445 Cl. J
   7.00%, 9/15/06..........     1,500      1,506,570
   Series 1923 Cl. B
   7.00%, 1/15/23..........       174        173,763
   Series 1933 Cl. C
   7.00%, 3/15/25..........     1,013      1,017,071
   Series 2058 Cl. A
   7.00%, 1/17/25..........       559        548,356
   Series 2072 Cl. CA
   7.50%, 10/15/27.........       371        369,761
   12.00%, 10/01/09-6/01/10       582        639,871
Federal National Mortgage
   Association
   Series 1996-68 Cl. B
   6.50%, 5/18/17..........       235        234,797
   Series 1997-24 Cl. C
   7.00%, 9/18/22..........       987        988,808
   Series 1997-80 Cl. DA
   7.00%, 3/18/24..........       182        182,410
ICI Funding Corp.
   Series 1997-1 Cl. A2
   9.00%, 3/25/28..........        31         31,515
                                         -----------
                                          12,825,286
                                         -----------
ADJUSTABLE RATE - 13.9%
Commercial Loan Funding
   Trust
   Series I Cl. A
   5.65%, 8/15/05 (a) (b)..        88         88,004
Federal Home Loan
   Mortgage Corp.
   Series 1928 Cl. F
   5.81%, 12/15/24 (a).....       144        144,333
Federal National Mortgage
   Association
   Series 1993-639 Cl. F
   5.69%, 8/25/16 (a)......       275        275,467
   Series 1992-204 Cl. FA
   6.09%, 10/25/22 (a).....       335        338,004
Federal National Mortgage
   Association Remic
   Series 1993-95 Cl. FA
   6.09%, 6/25/08 (a)......     1,042      1,054,349
Imperial CMB Trust
   Series 1997-2 Cl. M1
   5.88%, 12/25/27 (a).....       263        261,563
Mall Asset Realty Trust
   Series 1999-1A Cl. A
   5.61%, 6/13/08 (a) (b)..       900        899,856
Merrill Lynch Mortgage
   Investors, Inc.
   Series 1998-ASP1 Cl. B
   6.01%, 10/01/03 (a) (b).       900        900,000
Salomon Brothers Mortgage
   Securities VII, Inc.
   Series 1996-AFF1 Cl. A1
   5.84%, 1/25/26 (a)......       236        236,146
   Series 1999-NCY Cl. A
   5.74%, 9/25/29 (a)......     1,000      1,000,000
                                         -----------
                                           5,197,722
                                         -----------
Total Collateralized
   Mortgage Obligations
   (cost $18,307,835)......               18,023,008
                                         -----------


5


PORTFOLIO OF INVESTMENTS (continued)    Alliance Short-Term U.S. Government Fund
================================================================================

                             Principal
                              Amount
                               (000)           Value
-----------------------------------------------------
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION - 20.6%
   6.65%, 5/01/27 (a)......   $    63    $    63,630
   6.71%, 7/01/25 (a)......       647        661,320
   6.89%, 9/01/27 (a)......       174        177,962
   6.97%, 6/01/26 (a)......       193        197,823
   7.00%, 11/01/07-8/01/14.     2,331      2,309,432
   7.14%, 11/01/26 (a).....       227        232,488
   8.00%, 12/01/29.........     4,000      4,052,480
                                         -----------
Total Federal National
   Mortgage Association
   (cost $7,732,915).......                7,695,135
                                         -----------
GOVERNMENT NATIONAL
   MORTGAGE
   ASSOCIATION - 3.5%
   6.13%, 11/20/26-12/20/26
   (cost $1,304,071).......     1,287      1,292,559
                                         -----------
FEDERAL HOME LOAN
   MORTGAGE CORP. - 1.6%
   6.94%, 2/01/26 (a)......       437        446,104
   12.00%, 2/01/14.........       143        159,998
                                         -----------
Total Federal Home Loan
   Mortgage Corp.
   (cost $616,058).........                  606,102
                                         -----------
Total Mortgage-Related
   Securities
   (cost $27,960,879)......               27,616,804
                                         -----------
ASSET BACKED
   SECURITIES - 28.6%
Aames Mortgage Trust
   Series 1999-1 Cl. AV
   5.67%, 7/15/29 (a)......       995        994,739
Access Financial Mortgage
   Loan Trust
   Series 1997-3 Cl. A7
   5.52%, 10/18/27 (a).....       192        189,717
Advanta Credit Card Master
   Trust
   Series 1996-C Cl. A
   5.27%, 11/15/03 (a).....       350        349,657
Advanta Mortgage Loan
   Trust
   Series 1981-1 Cl. A7
   5.55%, 3/25/28 (a)......       481        479,533
Amresco Residential
   Securities Mortgage
   Loan Trust
   Series 1998-3 Cl. A7
   5.58%, 7/25/28 (a)......       610        607,166
Bear Stearns Mortgage
   Securities, Inc.
   Series 1999-1 Cl. A1
   5.54%, 4/25/29 (a)......     1,175      1,174,187
Contimortgage Home
   Equity Loan Trust
   Series 1998-2 Cl. A3
   6.13%, 3/15/13..........     1,000        995,630
   Series 1998-2 Cl. A2A
   6.15%, 3/15/13..........       219        218,735
Countrywide Home Equity
   Loan Trust
   Series 1998-Cl. CTFS
   5.45%, 10/15/24 (a).....       322        320,305
IMC Home Equity Loan
   Trust
   Series 1998-3 Cl. A3
   6.16%, 5/20/14..........       700        696,941
ITT Federal Bank, FSB
   Series 1994-P1 Cl. A1
   6.81%, 6/25/24 (a) (b)..       108        107,679
Ocwen Mortgage Loan
   Certificates
   Series 1998-OFS3 Cl. A
   5.65%, 10/25/29 (a).....       831        830,808


6


                                        Alliance Short-Term U.S. Government Fund
================================================================================

                             Principal
                              Amount
                               (000)           Value
-----------------------------------------------------
Onyx Acceptance Owner
   Trust
   Series 1999 -Cl. A1
   5.65%, 9/15/00..........   $   900    $   900,000
Peco Energy Transition
   Trust
   Series 1999-A Cl. A5
   5.26%, 3/01/09 (a)......       800        795,376
Residential Accredit Loan,
   Inc.
   Series 1997-QS10 Cl. A1
   7.25%, 10/25/27.........     1,196      1,198,419
Residential Funding
   Mortgage Securities I
   Series 1997-HS2 Cl. A
   5.45%, 9/20/22 (a)......       408        405,168
Saxon Asset Securities Trust
   Series 1998-2 Cl. AV1
   5.50%, 2/25/28 (a)......       412        410,351
                                         -----------
Total Asset Backed
   Securities
   (cost $10,694,293)......               10,674,411
                                         -----------
REPURCHASE
   AGREEMENTS - 9.3%
Lehman Brothers, Inc.
   5.45%, dated 8/31/99,
   $1,720,260 due 9/01/99,
   collateralized by
   $1,709,509, FHLMC,
   6.73%, 6/15/35..........     1,720      1,720,000
State Street Bank and
   Trust Co.
   5.45%, dated 8/31/99,
   $1,750,265 due 9/01/99,
   collateralized by
   $1,780,000, FNMA,
   5.51%, 5/29/01..........     1,750      1,750,000
                                         -----------
Total Repurchase
   Agreements
   (cost $3,470,000).......                3,470,000
                                         -----------
U.S. GOVERNMENT
   OBLIGATION - 5.6%
U.S. Treasury Notes
   5.50%, 7/31/01 (c)
   (cost $2,097,072).......     2,100      2,090,151
                                         -----------
TOTAL INVESTMENTS - 117.5%
   (cost $44,222,244)......               43,851,366
Other assets less
   liabilities - (17.5%)...               (6,531,059)
                                         -----------
NET ASSETS - 100%..........              $37,320,307
                                         ===========

--------------------------------------------------------------------------------
(a) Adjustable rate mortgages; stated interest rate in effect at August 31, 1999.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1999, these securities amounted to $1,995,539 or 5.3% of net assets.

(c) Security with an aggregate market value of $2,099,961 has been segregated to collateralize reverse repurchase agreement.

      See notes to financial statements.


7


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999                         Alliance Short-Term U.S. Government Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $40,752,244) ..................................   $ 40,381,366
   Repurchase agreements (cost $3,470,000) .................................................      3,470,000
   Cash ....................................................................................         16,391
   Receivable for investment securities sold ...............................................      5,137,337
   Receivable for shares of beneficial interest sold .......................................        422,206
   Interest receivable .....................................................................        267,454
   Initial margin deposit on futures contracts ..                                                    22,500
   Variation margin receivable on futures contracts ........................................          2,109
                                                                                               ------------
   Total assets ............................................................................     49,719,363
                                                                                               ------------
LIABILITIES
   Payable for investment securities purchased .............................................     10,000,126
   Reverse repurchase agreement ............................................................      2,103,232
   Payable for shares of beneficial interest redeemed ......................................        117,228
   Dividends payable .......................................................................         50,984
   Distribution fee payable ................................................................         25,223
   Management fee payable ..................................................................          7,950
   Accrued expenses ........................................................................         94,313
                                                                                               ------------
   Total liabilities .......................................................................     12,399,056
                                                                                               ------------
NET ASSETS .................................................................................   $ 37,320,307
                                                                                               ============
COMPOSITION OF NET ASSETS
   Shares of beneficial interest, at par ...................................................   $         40
   Additional paid-in capital ..............................................................     38,856,102
   Distributions in excess of net investment income ........................................        (68,608)
   Accumulated net realized loss on investments and futures transactions ...................     (1,116,030)
   Net unrealized depreciation of investments, futures transactions, and other liabilities .       (351,197)
                                                                                               ------------
                                                                                               $ 37,320,307
                                                                                               ============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($9,378,763 / 1,013,282 shares of beneficial interest issued and outstanding) .........          $9.26
   Sales charge--4.25% of public offering price ............................................            .41
                                                                                                      -----
   Maximum offering price ..................................................................          $9.67
                                                                                                      =====
   Class B Shares
   Net asset value and offering price per share
     ($20,564,920 / 2,187,877 shares of beneficial interest issued and outstanding) ........          $9.40
                                                                                                      =====
   Class C Shares
   Net asset value and offering price per share
     ($7,376,624 / 786,147 shares of beneficial interest issued and outstanding) ...........          $9.38
                                                                                                      =====


--------------------------------------------------------------------------------
See notes to financial statements.


8


STATEMENT OF OPERATIONS
Year Ended August 31, 1999              Alliance Short-Term U.S. Government Fund
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    1,988,978
EXPENSES
   Advisory fee.........................................................     $      162,331
   Distribution fee - Class A...........................................             21,679
   Distribution fee - Class B...........................................            154,210
   Distribution fee - Class C...........................................             68,676
   Custodian............................................................            107,689
   Transfer agency......................................................             57,753
   Audit and legal......................................................             45,758
   Registration.........................................................             39,919
   Printing.............................................................             28,356
   Trustees' fees.......................................................             15,278
   Miscellaneous........................................................              3,910
                                                                             --------------
   Total expenses...................................                                705,559
   Less: expenses waived by Adviser (See Note B)........................           (136,331)
                                                                             --------------
   Net expenses.........................................................            569,228
   Interest expense.....................................................             45,677
                                                                             --------------
   Total expenses including interest expense............................                               614,905
                                                                                                --------------
   Net investment income................................................                             1,374,073
                                                                                                --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions.........................                              (345,384)
   Net realized loss on futures transactions............................                               (20,011)
   Net change in unrealized appreciation (depreciation) of :
     Investments........................................................                              (346,951)
     Futures transactions...............................................                                29,194
     Other liabilities..................................................                                (2,993)
                                                                                                --------------
   Net loss on investments..............................................                              (686,145)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      687,928
                                                                                                ==============

--------------------------------------------------------------------------------
See notes to financial statements.


9


STATEMENT OF CHANGES IN NET ASSETS      Alliance Short-Term U.S. Government Fund
================================================================================

                                                                               Year Ended         Year Ended
                                                                               August 31,         August 31,
                                                                                  1999               1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    1,374,073     $      756,194
   Net realized loss on investment and futures transactions.............           (365,395)          (133,830)
   Net change in unrealized appreciation (depreciation) of investments,
     futures transactions, and other liabilities........................           (320,750)           (28,689)
                                                                             --------------     --------------
   Net increase in net assets from operations...........................            687,928            593,675
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A............................................................           (380,166)          (274,620)
     Class B............................................................           (687,009)          (281,947)
     Class C............................................................           (306,898)          (199,627)
   Tax return of capital
     Class A............................................................            (16,138)           (18,747)
     Class B............................................................            (29,164)           (19,247)
     Class C............................................................            (13,028)           (13,628)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase.........................................................         16,628,915          6,278,281
                                                                             --------------     --------------
   Total increase.......................................................         15,884,440          6,064,140
NET ASSETS
   Beginning of year....................................................         21,435,867         15,371,727
                                                                             --------------     --------------
   End of year..........................................................     $   37,320,307     $   21,435,867
                                                                             ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.


10


NOTES TO FINANCIAL STATEMENTS
August 31, 1999                         Alliance Short-Term U.S. Government Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Short-Term U.S. Government Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), organized as a Massachusetts Business Trust on March 29, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the bid and asked prices on that day's closing. Securities traded on the over-the-counter market are valued at the mean of the current bid and asked prices reported by NASDAQ, the National Quotation Bureau or other comparable sources deemed appropriate to reflect the fair market value thereof. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discount as an adjustment to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution fees and, in the case of Class B shares, higher transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to settled shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal


11


NOTES TO FINANCIAL STATEMENTS (cont.)   Alliance Short-Term U.S. Government Fund
================================================================================

tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a tax return of capital resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

6. Repurchase Agreement

The Fund's custodian takes possession of collateral pledged for investments in repurchase agreements, the market value of which is required to be at least equal to the resale amount at the time of purchase. The value of the collateral is marked-to-market on a daily basis and additional collateral is requested from the counterparty, as necessary, to ensure that its value is at least equal at all times to the total amount of the repurchase obligation, including interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with the respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .55 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10% and 2.10% of the daily average net assets for the Class A, Class B and Class C shares, respectively. For the year ended August 31, 1999, such waiver amounted to $136,331.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $31,637 for the year ended August 31, 1999.

For the year ended August 31, 1999, the Fund's expenses were reduced by $2,042 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $64,527, and $13,757 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended August 31, 1999.

Accrued expenses includes $17,624 owed to a Trustee under the Trust's deferred compensation plan.

--------------------------------------------------------------------------------

NOTE C: Distribution Plans

The Trust has adopted a plan of distribution for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30 of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities


12


                                        Alliance Short-Term U.S. Government Fund
================================================================================

and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $26,107,737 and $12,025,009, respectively, for the year ended August 31, 1999. There were purchases of $75,195,373 and sales of $51,867,019 of U.S. government and government agency obligations for the year ended August 31, 1999.

At August 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $14,597 and gross unrealized depreciation of investments was $385,475 resulting in net unrealized depreciation of $370,878.

At August 31, 1999, the Fund had net capital loss carryforward of $741,247 of which $44,111 expires in the fiscal year ending 2001, $36,136 expires in the fiscal year ending 2002, $522,417 expires in the fiscal year ending 2003, $14,141 expires in the fiscal year ending 2004, $14,331 expires in the fiscal year ending 2006 and $110,111 expires in the fiscal year ending 2007. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders to the extent provided by the regulations.

Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer post October losses of $345,589 for the year ended August 31, 1999.

Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At August 31, 1999, the Fund had outstanding futures contracts, as follows:

                      Number of                      Expiration       Original         Value at        Unrealized
      Type            Contracts       Position          Month           Value       August 31, 1999   Appreciation
---------------    --------------  --------------  --------------  ---------------  ---------------  ---------------
U.S. Treasury
Note 2 Yr Future         45            Short        December 1999    $9,344,194       $9,315,000         $29,194


13


NOTES TO FINANCIAL STATEMENTS (cont.)   Alliance Short-Term U.S. Government Fund
================================================================================

NOTE E: Shares of Beneficial Interest

There are an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:

                                      -----------------------------------   ----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   ----------------------------------

                                         Year Ended         Year Ended         Year Ended         Year Ended
                                         August 31,         August 31,         August 31,         August 31,
                                            1999               1998               1999               1998
                                      ----------------   ----------------   ----------------   ----------------
Class A
Shares sold.......................          3,659,787          2,479,220     $   34,303,722     $   23,780,868
Shares issued in reinvestment of
   dividends and distributions....             32,432             19,158            304,354            183,032
Shares converted from Class B.....             33,384             28,866            313,617            275,890
Shares redeemed...................         (3,296,064)        (2,348,787)       (30,889,860)       (22,525,423)
                                       --------------     --------------     --------------     --------------
Net increase......................            429,539            178,457     $    4,031,833     $    1,714,367
                                       ==============     ==============     ==============     ==============
Class B
Shares sold.......................          3,739,933          1,141,000     $   35,665,911     $   11,027,623
Shares issued in reinvestment of
   dividends and distributions....             56,923             22,555            542,390            218,460
Shares converted to Class A.......            (32,876)           (28,483)          (313,617)          (275,890)
Shares redeemed...................         (2,701,167)          (673,074)       (25,765,478)        (6,524,245)
                                       --------------     --------------     --------------     --------------
Net increase......................          1,062,813            461,998     $   10,129,206     $    4,445,948
                                       ==============     ==============     ==============     ==============
Class C
Shares sold.......................          1,506,231            408,212     $   14,351,027     $    3,945,097
Shares issued in reinvestment of
   dividends and distributions....             26,480             19,127            252,113            185,026
Shares redeemed...................         (1,274,620)          (414,401)       (12,135,264)        (4,012,157)
                                       --------------     --------------     --------------     --------------
Net increase......................            258,091             12,938     $    2,467,876     $      117,966
                                       ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

NOTE F: Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high-grade debt securities having a value at least equal to the repurchase price.

As of August 31, 1999, the Fund had entered into the following reverse repurchase agreements:

    Date Entered              Amount                Broker              Interest Rate            Maturity
--------------------   -------------------    -------------------    -------------------   -------------------
   August 30, 1999          $2,102,625        Paine Webber, Inc.            5.20%           September 7, 1999

For the year ended August 31, 1999, the maximum amount of reverse repurchase agreements was $5,055,000, the average amount outstanding was approximately $930,360, and the daily weighted average interest rate was 4.842%.


14


                                        Alliance Short-Term U.S. Government Fund
================================================================================

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 1999.


15


FINANCIAL HIGHLIGHTS                    Alliance Short-Term U.S. Government Fund
================================================================================

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each
Year

                                                        ---------------------------------------------------------
                                                                                 CLASS A
                                                        ---------------------------------------------------------
                                                                         Year Ended August 31,
                                                        ---------------------------------------------------------
                                                         1999         1998          1997         1996       1995
                                                        ------       ------        ------       ------     ------
Net asset value, beginning of year ..................   $ 9.48       $ 9.63        $ 9.66       $ 9.70     $ 9.67
                                                        ------       ------        ------       ------     ------
Income From Investment Operations
Net investment income (a) ...........................      .49(b)       .49(b)        .47(b)       .47        .42
Net realized and unrealized gain (loss) on investment
   transactions .....................................     (.19)        (.11)          .03         (.02)       .05
                                                        ------       ------        ------       ------     ------
Net increase in net asset value from operations .....      .30          .38           .50          .45        .47
                                                        ------       ------        ------       ------     ------
Less: Dividends and Distributions
Dividends from net investment income ................     (.50)        (.50)         (.46)        (.49)      (.41)
Dividends in excess of net investment income ........       -0-          -0-           -0-          -0-      (.03)
Tax return of capital ...............................     (.02)        (.03)         (.07)          -0-        -0-
                                                        ------       ------        ------       ------     ------
Total dividends and distributions ...................     (.52)        (.53)         (.53)        (.49)      (.44)
                                                        ------       ------        ------       ------     ------
Net asset value, end of year ........................   $ 9.26       $ 9.48        $ 9.63       $ 9.66     $ 9.70
                                                        ======       ======        ======       ======     ======
Total Return
Total investment return based on net asset value (c)      3.18%        4.04%         5.29%        4.71%      5.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) .............   $9,379       $5,535        $3,901       $3,455     $2,997

Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ..........     1.40%        1.41%(d)      1.40%        1.40%      1.40%
   Interest expense on reverse repurchase
      agreements ....................................      .15%         .42%          .01%         .13%        -0-
   Expenses, before waivers/reimbursements ..........     2.00%        2.81%         2.42%        3.04%      3.71%
   Net investment income ............................     5.27%        5.00%         4.90%        4.85%      4.56%
Portfolio turnover rate .............................      209%         206%           65%         110%        15%

--------------------------------------------------------------------------------
See footnotes on page 18.


16


                                        Alliance Short-Term U.S. Government Fund
================================================================================

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each
Year

                                                        --------------------------------------------------------------
                                                                                   CLASS B
                                                        --------------------------------------------------------------
                                                                             Year Ended August 31,
                                                        --------------------------------------------------------------
                                                         1999          1998           1997          1996        1995
                                                        -------       -------        -------       -------     -------
Net asset value, beginning of year ..................   $  9.62       $  9.74        $  9.77       $  9.81     $  9.78
                                                        -------       -------        -------       -------     -------
Income From Investment Operations
Net investment income (a) ...........................       .43(b)        .42(b)         .41(b)        .41         .36
Net realized and unrealized gain (loss) on investment
   transactions .....................................      (.21)         (.08)           .02          (.03)        .04
                                                        -------       -------        -------       -------     -------
Net increase in net asset value from operations .....       .22           .34            .43           .38         .40
                                                        -------       -------        -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income ................      (.42)         (.43)          (.39)         (.42)       (.34)
Dividends in excess of net investment income ........       -0-           -0-            -0-           -0-        (.03)
Tax return of capital ...............................      (.02)         (.03)          (.07)          -0-         -0-
                                                        -------       -------        -------       -------     -------
Total dividends and distributions ...................      (.44)         (.46)          (.46)         (.42)       (.37)
                                                        -------       -------        -------       -------     -------
Net asset value, end of year ........................   $  9.40       $  9.62        $  9.74       $  9.77     $  9.81
                                                        =======       =======        =======       =======     =======
Total Return
Total investment return based on net asset value (c)       2.35%         3.52%          4.45%         3.89%       4.32%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .............   $20,565       $10,827        $ 6,458       $ 6,781     $ 6,380
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ..........      2.10%         2.11%(d)       2.10%         2.10%       2.10%
   Interest expense on reverse repurchase
      agreements ....................................       .15%          .45%           .01%          .13%        -0-
   Expenses, before waivers/reimbursements ..........      2.73%         3.63%          3.10%         3.74%       4.33%
   Net investment income ............................      4.47%         4.49%          4.13%         4.11%       3.82%
Portfolio turnover rate .............................       209%          206%            65%          110%         15%

--------------------------------------------------------------------------------
See footnotes on page 18.


17


FINANCIAL HIGHLIGHTS (continued)        Alliance Short-Term U.S. Government Fund
================================================================================

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each
Year

                                                        ---------------------------------------------------------
                                                                                 CLASS C
                                                        ---------------------------------------------------------
                                                                          Year Ended August 31,
                                                        ---------------------------------------------------------
                                                         1999         1998          1997         1996       1995
                                                        ------       ------        ------       ------     ------
Net asset value, beginning of year ..................   $ 9.61       $ 9.73        $ 9.76       $ 9.80     $ 9.77
                                                        ------       ------        ------       ------     ------
Income From Investment Operations
Net investment income (a) ...........................      .43(b)       .42(b)        .41(b)       .40        .34
Net realized and unrealized gain (loss) on investment
   transactions .....................................     (.22)        (.08)          .02         (.02)       .06
                                                        ------       ------        ------       ------     ------
Net increase in net asset value from operations .....      .21          .34           .43          .38        .40
                                                        ------       ------        ------       ------     ------
Less: Dividends and Distributions
Dividends from net investment income ................     (.42)        (.43)         (.39)        (.42)      (.34)
Dividends in excess of net investment income ........      -0-          -0-           -0-          -0-       (.03)
Tax return of capital ...............................     (.02)        (.03)         (.07)         -0-        -0-
                                                        ------       ------        ------       ------     ------
Total dividends and distributions ...................     (.44)        (.46)         (.46)        (.42)      (.37)
                                                        ------       ------        ------       ------     ------
Net asset value, end of year ........................   $ 9.38       $ 9.61        $ 9.73       $ 9.76     $ 9.80
                                                        ======       ======        ======       ======     ======
Total Return
Total investment return based on net asset value (c)      2.24%        3.53%         4.45%        3.90%      4.33%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .............   $7,377       $5,074        $5,012       $4,850     $5,180
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ..........     2.10%        2.11%(d)      2.10%        2.10%      2.10%
   Interest expense on reverse repurchase
      agreements ....................................      .16%         .45%          .01%         .12%       -0-
   Expenses, before waivers/reimbursements ..........     2.71%        3.58%         3.09%        3.72%      4.23%
   Net investment income ............................     4.43%        4.48%         4.15%        4.11%      3.80%
Portfolio turnover rate .............................      209%         206%           65%         110%        15%

--------------------------------------------------------------------------------
(a)   Net of fees waived and expenses reimbursed by Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended August 31, 1998, the ratio of expenses net of waivers and reimbursements would have been 1.40%, 2.10%, and 2.10% for Class A, Class B and Class C shares, respectively.


18


REPORT OF INDEPENDENT ACCOUNTANTS       Alliance Short-Term U.S. Government Fund
================================================================================

To the Trustees and Shareholders of
Alliance Short-Term U.S. Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Short-Term U.S. Government Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
October 22, 1999


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE W. CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
JEFFREY S. PHLEGAR, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


20


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio

21

ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

STMUSGAR899